UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Balanced Fund

November 30, 2015

AIG-QTLY-0116
1.805755.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.3%
Delphi Automotive PLC	79,878	$7,020
Automobiles - 0.3%
Tesla Motors, Inc. (a)	23,600	5,434
Diversified Consumer Services - 0.3%
2U, Inc. (a)	61,630	1,487
H&R Block, Inc.	137,300	5,038
		6,525
Hotels, Restaurants & Leisure - 1.0%
Fiesta Restaurant Group, Inc. (a)	44,100	1,695
Hilton Worldwide Holdings, Inc.	363,574	8,442
Las Vegas Sands Corp.	73,900	3,256
Starbucks Corp.	145,500	8,932
Tuniu Corp. Class A sponsored ADR (a)	15,808	246
		22,571
Household Durables - 0.3%
Lennar Corp. Class A	62,975	3,225
PulteGroup, Inc.	125,434	2,443
		5,668
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	30,400	20,210
Liberty Interactive Corp. QVC Group Series A (a)	88,705	2,349
Travelport Worldwide Ltd. (b)	453,178	6,032
		28,591
Media - 2.5%
Bona Film Group Ltd. sponsored ADR (a)	59,433	755
Charter Communications, Inc. Class A (a)(b)	52,200	9,780
Comcast Corp. Class A	31,631	1,925
DreamWorks Animation SKG, Inc. Class A (a)	11,809	291
ITV PLC	2,843,800	11,607
Legend Pictures LLC (a)(c)(d)	415	911
Manchester United PLC	113,900	2,096
MDC Partners, Inc. Class A	155,631	3,354
MSG Network, Inc. Class A (a)	38,394	759
The Madison Square Garden Co. (a)	24,626	4,001
The Walt Disney Co.	159,500	18,098
		53,577
Multiline Retail - 0.2%
B&M European Value Retail S.A.	1,047,401	4,997
Specialty Retail - 2.3%
AutoZone, Inc. (a)	9,300	7,289
Home Depot, Inc.	96,169	12,875
L Brands, Inc.	126,914	12,109
Michaels Companies, Inc. (a)	71,743	1,593
Ross Stores, Inc.	159,351	8,288
Staples, Inc.	131,523	1,587
TJX Companies, Inc.	97,265	6,867
		50,608
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	110,232	14,581
VF Corp.	114,530	7,410
		21,991

TOTAL CONSUMER DISCRETIONARY		206,982

CONSUMER STAPLES - 6.1%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	6,629	852
Constellation Brands, Inc. Class A (sub. vtg.)	36,100	5,063
Monster Beverage Corp.	29,700	4,592
The Coca-Cola Co.	455,099	19,396
		29,903
Food & Staples Retailing - 1.3%
CVS Health Corp.	148,527	13,975
Kroger Co.	217,736	8,200
Sprouts Farmers Market LLC (a)	57,100	1,378
Wal-Mart Stores, Inc.	29,300	1,724
Whole Foods Market, Inc.	108,300	3,157
		28,434
Food Products - 0.6%
Blue Buffalo Pet Products, Inc. (a)(b)	21,575	388
Keurig Green Mountain, Inc.	78,440	4,110
Mead Johnson Nutrition Co. Class A	76,289	6,148
Nestle SA	6,720	498
The Hershey Co.	31,970	2,759
		13,903
Household Products - 0.9%
Colgate-Palmolive Co.	180,000	11,822
Procter & Gamble Co.	92,328	6,910
		18,732
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	47,713	4,014
Nu Skin Enterprises, Inc. Class A	35,599	1,241
		5,255
Tobacco - 1.7%
Altria Group, Inc.	293,103	16,883
British American Tobacco PLC sponsored ADR	129,399	14,977
Philip Morris International, Inc.	49,000	4,282
Reynolds American, Inc.	7,700	356
		36,498

TOTAL CONSUMER STAPLES		132,725

ENERGY - 4.3%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	53,300	2,882
Dril-Quip, Inc. (a)	16,439	1,037
Halliburton Co.	81,807	3,260
Independence Contract Drilling, Inc. (a)	72,137	440
Oceaneering International, Inc.	30,829	1,348
Schlumberger Ltd.	164,100	12,660
		21,627
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	131,711	7,889
Apache Corp.	58,000	2,852
Black Stone Minerals LP	86,200	1,386
Cabot Oil & Gas Corp.	124,015	2,335
Chevron Corp.	116,076	10,600
Cimarex Energy Co.	18,300	2,178
EOG Resources, Inc.	58,010	4,840
Exxon Mobil Corp.	116,891	9,545
Kinder Morgan, Inc.	19,500	460
Memorial Resource Development Corp. (a)	108,400	1,766
Noble Energy, Inc.	178,445	6,544
Parsley Energy, Inc. Class A (a)	117,800	2,315
Phillips 66 Co.	72,174	6,606
Pioneer Natural Resources Co.	29,400	4,256
PrairieSky Royalty Ltd. (b)	60,300	1,158
PrairieSky Royalty Ltd. rights (a)(e)	43,900	828
SM Energy Co.	70,800	2,079
Suncor Energy, Inc.	172,355	4,762
Synergy Resources Corp. (a)	48,200	549
		72,948

TOTAL ENERGY		94,575

FINANCIALS - 9.7%
Banks - 4.0%
Bank of America Corp.	1,024,791	17,862
Citigroup, Inc.	273,330	14,784
Comerica, Inc.	73,100	3,388
Huntington Bancshares, Inc.	223,793	2,616
JPMorgan Chase & Co.	329,232	21,953
M&T Bank Corp.	31,900	3,998
Regions Financial Corp.	225,400	2,286
Synovus Financial Corp.	53,543	1,787
U.S. Bancorp	231,233	10,149
Wells Fargo & Co.	109,500	6,033
Zions Bancorporation	65,600	1,965
		86,821
Capital Markets - 1.3%
Artisan Partners Asset Management, Inc.	1,800	70
Bank of New York Mellon Corp.	98,300	4,309
BlackRock, Inc. Class A	12,390	4,506
E*TRADE Financial Corp. (a)	76,821	2,338
Goldman Sachs Group, Inc.	62,500	11,876
Invesco Ltd.	49,809	1,678
Northern Trust Corp.	42,805	3,208
Oaktree Capital Group LLC Class A	16,791	820
PJT Partners, Inc. (a)	356	8
		28,813
Consumer Finance - 1.2%
Capital One Financial Corp.	242,234	19,018
Navient Corp.	162,307	1,933
OneMain Holdings, Inc. (a)	43,700	2,118
SLM Corp. (a)	482,286	3,258
		26,327
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,014
Class B (a)	49,600	6,651
IntercontinentalExchange, Inc.	13,876	3,606
KBC Ancora	24,048	951
		13,222
Insurance - 1.0%
Direct Line Insurance Group PLC	372,027	2,307
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,400	672
Marsh & McLennan Companies, Inc.	87,053	4,814
MetLife, Inc.	73,267	3,743
Principal Financial Group, Inc.	31,100	1,600
The Chubb Corp.	61,400	8,015
Unum Group	37,900	1,390
WMI Holdings Corp. (a)	4,527	11
		22,552
Real Estate Investment Trusts - 1.4%
Altisource Residential Corp. Class B	233,610	3,093
American Tower Corp.	17,900	1,779
Boston Properties, Inc.	23,400	2,925
Community Healthcare Trust, Inc.	55,600	1,041
Crown Castle International Corp.	11,600	997
Digital Realty Trust, Inc.	33,100	2,387
Duke Realty LP	173,000	3,521
Extra Space Storage, Inc.	18,500	1,549
FelCor Lodging Trust, Inc.	87,400	701
Outfront Media, Inc.	37,412	855
Store Capital Corp.	159,000	3,619
Sun Communities, Inc.	41,642	2,784
Ventas, Inc.	75,800	4,043
VEREIT, Inc.	258,300	2,152
		31,446
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	91,548	3,430
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	130,000	0

TOTAL FINANCIALS		212,611

HEALTH CARE - 9.3%
Biotechnology - 3.0%
AbbVie, Inc.	161,811	9,409
Alexion Pharmaceuticals, Inc. (a)	39,664	7,078
Amgen, Inc.	95,505	15,386
Baxalta, Inc.	139,300	4,789
Biogen, Inc. (a)	8,775	2,517
BioMarin Pharmaceutical, Inc. (a)	18,109	1,727
Celgene Corp. (a)	83,500	9,139
Gilead Sciences, Inc.	128,085	13,572
Vertex Pharmaceuticals, Inc. (a)	8,896	1,151
		64,768
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	163,000	7,322
Boston Scientific Corp. (a)	581,049	10,622
Edwards Lifesciences Corp. (a)	31,514	5,137
Medtronic PLC	239,001	18,006
The Cooper Companies, Inc.	13,628	1,993
Wright Medical Group NV (a)	88,546	1,897
		44,977
Health Care Providers & Services - 1.7%
Brookdale Senior Living, Inc. (a)	17,364	390
Cigna Corp.	64,382	8,690
HCA Holdings, Inc. (a)	49,207	3,349
Henry Schein, Inc. (a)	34,844	5,452
McKesson Corp.	40,282	7,627
UnitedHealth Group, Inc.	107,700	12,139
		37,647
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	99,700	4,169
Thermo Fisher Scientific, Inc.	49,090	6,794
		10,963
Pharmaceuticals - 2.0%
Allergan PLC (a)	55,519	17,427
Bristol-Myers Squibb Co.	242,894	16,276
Endo Health Solutions, Inc. (a)	59,600	3,664
Horizon Pharma PLC (a)	106,400	2,291
Teva Pharmaceutical Industries Ltd. sponsored ADR	78,600	4,946
		44,604

TOTAL HEALTH CARE		202,959

INDUSTRIALS - 5.7%
Electrical Equipment - 1.4%
AMETEK, Inc.	521,325	29,434
Industrial Conglomerates - 3.1%
Danaher Corp.	385,792	37,186
Roper Technologies, Inc.	157,880	30,548
		67,734
Machinery - 0.8%
WABCO Holdings, Inc. (a)	55,384	5,953
Wabtec Corp.	134,700	10,792
		16,745
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	120,803	9,452
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	21,600	982

TOTAL INDUSTRIALS		124,347

INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.6%
Cisco Systems, Inc.	198,609	5,412
CommScope Holding Co., Inc. (a)	18,600	532
QUALCOMM, Inc.	160,179	7,815
		13,759
Electronic Equipment & Components - 0.1%
Samsung SDI Co. Ltd.	11,999	1,241
Trimble Navigation Ltd. (a)	52,757	1,208
		2,449
Internet Software & Services - 4.2%
58.com, Inc. ADR (a)	29,299	1,764
Alibaba Group Holding Ltd. sponsored ADR (a)	216,500	18,203
Alphabet, Inc.:
Class A (a)	2,100	1,602
Class C	53,399	39,654
Cvent, Inc. (a)	116,922	4,224
Facebook, Inc. Class A (a)	193,313	20,151
Just Dial Ltd.	85,984	1,216
New Relic, Inc.	25,600	963
Opower, Inc. (a)	192,598	1,808
Shopify, Inc. Class A	1,500	40
Tencent Holdings Ltd.	105,400	2,095
Yahoo!, Inc. (a)	38,200	1,292
		93,012
IT Services - 0.7%
Alliance Data Systems Corp. (a)	6,100	1,750
Blackhawk Network Holdings, Inc. (a)	78,800	3,731
Fidelity National Information Services, Inc.	60,700	3,865
Global Payments, Inc.	32,700	2,317
Sabre Corp.	84,872	2,483
The Western Union Co.	15,300	289
Worldline SA (a)(f)	44,298	1,140
		15,575
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp. Class A	48,900	2,671
Intersil Corp. Class A	126,061	1,825
Marvell Technology Group Ltd.	714,675	6,332
Maxim Integrated Products, Inc.	70,272	2,724
Micron Technology, Inc. (a)	187,887	2,993
NVIDIA Corp.	76,400	2,423
NXP Semiconductors NV (a)	85,700	8,010
Qorvo, Inc. (a)	323,951	18,812
Semtech Corp. (a)	65,200	1,311
		47,101
Software - 2.2%
Activision Blizzard, Inc.	41,400	1,559
Adobe Systems, Inc. (a)	28,554	2,612
Autodesk, Inc. (a)	172,200	10,930
Electronic Arts, Inc. (a)	140,800	9,545
Fleetmatics Group PLC (a)	23,083	1,378
HubSpot, Inc. (a)	6,378	346
Imperva, Inc. (a)	10,494	783
Microsoft Corp.	146,700	7,973
Salesforce.com, Inc. (a)	106,799	8,511
Varonis Systems, Inc. (a)	55,467	990
VMware, Inc. Class A (a)(b)	12,500	768
Zendesk, Inc. (a)	80,100	2,051
		47,446
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	341,552	40,419
EMC Corp.	254,800	6,457
HP, Inc.	589,400	7,391
SanDisk Corp.	73,500	5,429
Western Digital Corp.	66,200	4,132
		63,828

TOTAL INFORMATION TECHNOLOGY		283,170

MATERIALS - 2.5%
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	98,200	6,613
Eastman Chemical Co.	57,974	4,212
Ecolab, Inc.	160,100	19,078
LyondellBasell Industries NV Class A	46,943	4,498
Monsanto Co.	62,378	5,936
PPG Industries, Inc.	39,700	4,198
W.R. Grace & Co. (a)	22,981	2,257
		46,792
Construction Materials - 0.1%
Eagle Materials, Inc.	29,000	2,003
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	118,390	1,618
WestRock Co.	81,374	4,120
		5,738

TOTAL MATERIALS		54,533

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	454,429	15,301
CenturyLink, Inc.	43,317	1,167
Cogent Communications Group, Inc.	29,900	1,003
Frontier Communications Corp.	60,100	300
inContact, Inc. (a)	115,717	1,142
Level 3 Communications, Inc. (a)	58,352	2,966
Verizon Communications, Inc.	171,998	7,817
		29,696
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	6,200	220
Telephone & Data Systems, Inc.	18,337	519
		739

TOTAL TELECOMMUNICATION SERVICES		30,435

UTILITIES - 1.6%
Electric Utilities - 0.9%
Edison International	45,867	2,723
Exelon Corp.	207,800	5,675
NextEra Energy, Inc.	68,400	6,830
PPL Corp.	125,200	4,262
		19,490
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	101,281	1,252
NRG Yield, Inc. Class C	36,900	522
		1,774
Multi-Utilities - 0.6%
Dominion Resources, Inc.	71,649	4,827
DTE Energy Co.	4,500	362
NiSource, Inc.	54,997	1,055
PG&E Corp.	58,775	3,099
Sempra Energy	46,809	4,645
		13,988

TOTAL UTILITIES		35,252

TOTAL COMMON STOCKS
(Cost $1,168,618)		1,377,589

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	30,700	738
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)	16,802	131
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,814)		869
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 13.3%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.3%
Daimler Finance North America LLC 1.45% 8/1/16 (f)	231	231
General Motors Co.:
3.5% 10/2/18	350	355
6.25% 10/2/43	58	62
General Motors Financial Co., Inc.:
2.4% 4/10/18	2,236	2,226
2.625% 7/10/17	110	110
3% 9/25/17	252	254
3.15% 1/15/20	1,508	1,496
3.25% 5/15/18	180	182
3.45% 4/10/22	1,250	1,208
3.5% 7/10/19	400	404
4% 1/15/25	494	477
4.25% 5/15/23	200	201
4.75% 8/15/17	195	202
		7,408
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	36
4.25% 6/15/23	249	257
		293
Media - 0.5%
21st Century Fox America, Inc.:
6.15% 2/15/41	446	517
7.75% 12/1/45	621	838
AOL Time Warner, Inc. 7.625% 4/15/31	500	630
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (f)	707	715
4.908% 7/23/25 (f)	475	482
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	495
Discovery Communications LLC:
3.25% 4/1/23	51	48
6.35% 6/1/40	236	237
Thomson Reuters Corp.:
1.3% 2/23/17	122	121
3.85% 9/29/24	319	315
Time Warner Cable, Inc.:
4% 9/1/21	630	647
4.5% 9/15/42	110	90
5.5% 9/1/41	206	190
5.85% 5/1/17	104	109
5.875% 11/15/40	500	484
6.55% 5/1/37	1,304	1,321
6.75% 7/1/18	439	484
7.3% 7/1/38	725	786
8.25% 4/1/19	700	810
Time Warner, Inc. 6.5% 11/15/36	232	268
Viacom, Inc.:
2.5% 9/1/18	46	46
3.5% 4/1/17	583	595
		10,228

TOTAL CONSUMER DISCRETIONARY		17,929

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	310	318
3.875% 7/20/25	600	615
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	245
3.3% 11/18/21	291	290
		1,468
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	131	130
The J.M. Smucker Co. 1.75% 3/15/18	369	368
		498
Tobacco - 0.3%
Altria Group, Inc.:
4% 1/31/24	212	221
4.25% 8/9/42	262	240
4.75% 5/5/21	300	328
5.375% 1/31/44	364	392
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	589	597
4.25% 7/21/25 (f)	589	600
Reynolds American, Inc.:
2.3% 6/12/18	258	261
3.25% 6/12/20	213	218
3.25% 11/1/22	187	186
4% 6/12/22	395	411
4.45% 6/12/25	870	914
4.75% 11/1/42	289	279
5.7% 8/15/35	149	164
5.85% 8/15/45	1,140	1,277
6.15% 9/15/43	500	572
6.75% 6/15/17	23	25
7.25% 6/15/37	409	501
		7,186

TOTAL CONSUMER STAPLES		9,152

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)	364	313
5.35% 3/15/20 (f)	1,027	957
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	146	139
6.5% 4/1/20	24	25
Halliburton Co.:
3.8% 11/15/25	348	351
4.85% 11/15/35	304	307
5% 11/15/45	416	423
Noble Holding International Ltd.:
4% 3/16/18	41	39
5.95% 4/1/25	260	208
6.95% 4/1/45	251	182
Transocean, Inc. 5.55% 12/15/16 (g)	238	237
		3,181
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	673	720
BP Capital Markets PLC:
1.674% 2/13/18	1,284	1,282
2.315% 2/13/20	1,873	1,874
3.535% 11/4/24	1,443	1,458
3.814% 2/10/24	359	370
4.5% 10/1/20	173	189
4.742% 3/11/21	300	332
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	175
3.8% 4/15/24	619	586
Cenovus Energy, Inc. 5.7% 10/15/19	561	606
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (f)	110	109
3.3% 6/1/20 (f)	536	530
4.5% 6/1/25 (f)	164	157
DCP Midstream Operating LP:
2.5% 12/1/17	168	156
2.7% 4/1/19	494	438
3.875% 3/15/23	164	135
5.6% 4/1/44	146	110
Duke Energy Field Services 6.45% 11/3/36 (f)	375	297
El Paso Natural Gas Co. 5.95% 4/15/17	7	7
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	350	347
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	114	105
3.9% 5/15/24 (f)	121	95
Enbridge Energy Partners LP:
4.2% 9/15/21	438	429
4.375% 10/15/20	411	413
EnLink Midstream Partners LP 2.7% 4/1/19	572	551
Enterprise Products Operating LP:
2.55% 10/15/19	85	84
3.7% 2/15/26	600	562
3.75% 2/15/25	285	271
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	7	7
Marathon Petroleum Corp. 5.125% 3/1/21	215	233
Motiva Enterprises LLC 5.75% 1/15/20 (f)	156	170
MPLX LP 4% 2/15/25	77	70
Nakilat, Inc. 6.067% 12/31/33 (f)	279	313
Petro-Canada 6.05% 5/15/18	150	163
Petrobras Global Finance BV:
1.9896% 5/20/16 (g)	425	417
3% 1/15/19	40	32
3.25% 3/17/17	1,690	1,580
4.375% 5/20/23	596	416
4.875% 3/17/20	2,484	1,999
5.625% 5/20/43	569	361
7.25% 3/17/44	2,755	1,959
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	352
5.375% 1/27/21	4,302	3,430
5.75% 1/20/20	611	509
5.875% 3/1/18	228	208
6.125% 10/6/16	100	100
7.875% 3/15/19	399	370
Petroleos Mexicanos:
3.125% 1/23/19	58	57
3.5% 7/18/18	463	466
3.5% 7/23/20 (f)	2,675	2,638
3.5% 1/30/23	285	261
4.5% 1/23/26 (f)	1,314	1,239
4.875% 1/24/22	237	238
4.875% 1/18/24	410	403
5.5% 1/21/21	369	387
5.5% 6/27/44	648	535
5.625% 1/23/46 (f)	749	629
6% 3/5/20	175	189
6.375% 1/23/45	2,366	2,194
6.5% 6/2/41	661	624
8% 5/3/19	241	273
Phillips 66 Co. 4.3% 4/1/22	338	355
Phillips 66 Partners LP 2.646% 2/15/20	42	41
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	159
6.125% 1/15/17	205	213
Shell International Finance BV 4.375% 5/11/45	1,246	1,239
Southwestern Energy Co.:
3.3% 1/23/18	200	191
4.05% 1/23/20	363	322
4.95% 1/23/25	324	267
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	69
2.95% 9/25/18	63	63
4.6% 6/15/21	90	93
Suncor Energy, Inc. 6.1% 6/1/18	395	431
The Williams Companies, Inc.:
3.7% 1/15/23	116	93
4.55% 6/24/24	1,308	1,073
Western Gas Partners LP 5.375% 6/1/21	441	460
Williams Partners LP 4.3% 3/4/24	278	241
		40,531

TOTAL ENERGY		43,712

FINANCIALS - 7.4%
Banks - 3.7%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	365	363
4% 4/14/19 (f)	600	569
5.5% 7/12/20 (f)	3,200	3,120
5.75% 9/26/23 (f)	332	307
6.5% 6/10/19 (f)	129	130
Bank of America Corp.:
1.95% 5/12/18	916	920
2.6% 1/15/19	648	655
3.875% 3/22/17	1,060	1,092
3.95% 4/21/25	700	692
4.2% 8/26/24	474	479
4.25% 10/22/26	418	419
5.65% 5/1/18	205	222
5.75% 12/1/17	2,655	2,857
5.875% 1/5/21	170	194
6.5% 8/1/16	300	311
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (f)	1,362	1,353
2.3% 3/5/20 (f)	1,360	1,346
Barclays PLC:
2% 3/16/18	2,708	2,698
2.75% 11/8/19	356	356
Capital One NA 2.95% 7/23/21	541	539
Citigroup, Inc.:
1.3% 11/15/16	568	569
1.8% 2/5/18	10,500	10,494
1.85% 11/24/17	2,353	2,354
2.15% 7/30/18	1,228	1,235
2.5% 7/29/19	1,199	1,209
3.875% 3/26/25	1,200	1,180
4.05% 7/30/22	151	156
4.3% 11/20/26	1,000	1,008
5.5% 9/13/25	142	156
6.125% 5/15/18	212	233
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	216	218
Credit Suisse AG 6% 2/15/18	1,164	1,258
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (f)	556	554
3.75% 3/26/25 (f)	550	538
3.8% 9/15/22 (f)	930	937
Discover Bank 4.2% 8/8/23	259	269
Fifth Third Bancorp:
2.875% 7/27/20	4,000	4,014
8.25% 3/1/38	94	136
HBOS PLC 6.75% 5/21/18 (f)	180	198
HSBC Holdings PLC 4.25% 3/14/24	200	203
HSBC U.S.A., Inc. 1.625% 1/16/18	314	313
Huntington Bancshares, Inc. 7% 12/15/20	97	114
Huntington National Bank:
1.7% 2/26/18	3,052	3,028
2.4% 4/1/20	4,000	3,952
Intesa Sanpaolo SpA 5.017% 6/26/24 (f)	400	401
JPMorgan Chase & Co.:
2.75% 6/23/20	1,905	1,928
3.875% 9/10/24	3,066	3,082
4.125% 12/15/26	4,096	4,145
KeyBank NA:
1.7% 6/1/18	300	299
5.45% 3/3/16	294	297
Mizuho Bank Ltd. 1.8% 3/26/18 (f)	2,458	2,443
MUFG Americas Holdings Corp.:
1.625% 2/9/18	151	150
2.25% 2/10/20	509	504
PNC Bank NA:
1.6% 6/1/18	300	299
2.3% 6/1/20	300	299
Rabobank Nederland 4.375% 8/4/25	955	976
Regions Bank 6.45% 6/26/37	652	777
Regions Financial Corp. 2% 5/15/18	382	380
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	6,103	6,278
6% 12/19/23	874	952
6.1% 6/10/23	1,190	1,295
6.125% 12/15/22	694	764
The Toronto Dominion Bank 1.625% 3/13/18	2,395	2,398
Wells Fargo & Co. 4.48% 1/16/24	30	32
		80,647
Capital Markets - 1.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	580	554
4.25% 2/15/24	399	409
Deutsche Bank AG 4.5% 4/1/25	1,121	1,058
Deutsche Bank AG London Branch 1.875% 2/13/18	2,780	2,769
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,963
2.55% 10/23/19	3,392	3,425
2.625% 1/31/19	1,538	1,566
2.9% 7/19/18	526	539
5.25% 7/27/21	96	107
5.625% 1/15/17	500	522
5.95% 1/18/18	32	35
6% 6/15/20	600	685
6.15% 4/1/18	36	39
6.75% 10/1/37	2,000	2,401
Lazard Group LLC:
4.25% 11/14/20	324	338
6.85% 6/15/17	18	19
Morgan Stanley:
1.875% 1/5/18	454	456
2.125% 4/25/18	2,454	2,473
2.65% 1/27/20	1,715	1,728
4.35% 9/8/26	2,000	2,042
4.875% 11/1/22	687	743
5% 11/24/25	93	100
5.45% 1/9/17	480	501
5.75% 1/25/21	268	305
6.625% 4/1/18	600	664
Peachtree Corners Funding Trust 3.976% 2/15/25 (f)	500	501
UBS AG Stamford Branch:
1.375% 6/1/17	438	437
1.8% 3/26/18	822	823
2.35% 3/26/20	300	300
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	682	684
		29,186
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	462	460
3.95% 11/6/24	283	280
5.2% 4/27/22	42	45
6.45% 6/12/17	1,019	1,085
Ford Motor Credit Co. LLC:
1.461% 3/27/17	3,335	3,307
1.5% 1/17/17	239	238
1.7% 5/9/16	561	562
2.875% 10/1/18	400	403
Hyundai Capital America:
1.45% 2/6/17 (f)	476	474
1.875% 8/9/16 (f)	92	92
2% 3/19/18 (f)	752	745
2.125% 10/2/17 (f)	521	520
2.875% 8/9/18 (f)	163	165
Synchrony Financial:
1.875% 8/15/17	95	95
3% 8/15/19	140	141
3.75% 8/15/21	211	213
4.25% 8/15/24	213	213
		9,038
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 3.875% 8/15/22	420	418
IntercontinentalExchange, Inc.:
2.75% 12/1/20	230	231
3.75% 12/1/25	411	415
		1,064
Insurance - 0.7%
ACE INA Holdings, Inc.:
2.875% 11/3/22	400	398
3.35% 5/3/26	323	322
4.35% 11/3/45	328	329
AFLAC, Inc. 2.4% 3/16/20	1,000	1,005
AIA Group Ltd. 2.25% 3/11/19 (f)	200	200
American International Group, Inc.:
3.75% 7/10/25	1,024	1,024
4.875% 6/1/22	107	117
5.6% 10/18/16	318	330
Aon Corp.:
3.125% 5/27/16	376	380
5% 9/30/20	133	146
Five Corners Funding Trust 4.419% 11/15/23 (f)	360	379
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(g)	12	12
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 5% 6/1/21 (f)	421	453
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	254
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (f)	629	573
5.375% 12/1/41 (f)	107	116
MetLife, Inc.:
1.903% 12/15/17 (g)	84	85
4.368% 9/15/23	305	329
4.75% 2/8/21	137	152
6.75% 6/1/16	290	298
Metropolitan Life Global Funding I 3% 1/10/23 (f)	223	223
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	203	297
Pacific LifeCorp:
5.125% 1/30/43 (f)	441	451
6% 2/10/20 (f)	409	458
Prudential Financial, Inc.:
2.3% 8/15/18	51	51
4.5% 11/16/21	200	217
6.2% 11/15/40	134	160
7.375% 6/15/19	2,734	3,193
Symetra Financial Corp. 6.125% 4/1/16 (f)	38	39
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	505	520
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	120	121
4.125% 11/1/24 (f)	174	176
Unum Group:
3.875% 11/5/25	610	602
4% 3/15/24	600	604
5.625% 9/15/20	270	299
5.75% 8/15/42	458	505
7.125% 9/30/16	19	20
		14,844
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	83
4.6% 4/1/22	108	113
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	99
American Tower Corp. 2.8% 6/1/20	500	497
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	167
4.2% 12/15/23	360	381
Boston Properties, Inc. 3.85% 2/1/23	432	445
Camden Property Trust:
2.95% 12/15/22	135	131
4.25% 1/15/24	304	316
Corporate Office Properties LP 5% 7/1/25	282	274
DDR Corp.:
3.625% 2/1/25	242	230
4.25% 2/1/26	243	242
4.625% 7/15/22	247	256
4.75% 4/15/18	313	329
7.5% 4/1/17	203	218
9.625% 3/15/16	106	108
Digital Delta Holdings LLC:
3.4% 10/1/20 (f)	639	642
4.75% 10/1/25 (f)	459	464
Duke Realty LP:
3.625% 4/15/23	180	176
3.75% 12/1/24	160	156
3.875% 10/15/22	310	312
4.375% 6/15/22	207	214
5.95% 2/15/17	144	151
6.5% 1/15/18	285	310
6.75% 3/15/20	12	14
8.25% 8/15/19	127	151
Equity One, Inc. 3.75% 11/15/22	400	388
ERP Operating LP:
2.375% 7/1/19	246	247
4.625% 12/15/21	540	589
4.75% 7/15/20	265	288
5.375% 8/1/16	117	120
5.75% 6/15/17	567	602
Federal Realty Investment Trust 5.9% 4/1/20	95	108
Government Properties Income Trust 3.75% 8/15/19	1,800	1,816
HCP, Inc. 3.75% 2/1/16	201	202
Health Care REIT, Inc.:
2.25% 3/15/18	147	147
4% 6/1/25	432	426
4.7% 9/15/17	48	50
Lexington Corporate Properties Trust 4.4% 6/15/24	131	131
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	130	127
4.5% 4/1/27 (f)	3,808	3,628
4.95% 4/1/24	123	124
5.25% 1/15/26 (f)	731	751
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	94
5% 12/15/23	67	69
Simon Property Group LP 4.125% 12/1/21	229	246
Weingarten Realty Investors 3.375% 10/15/22	68	66
WP Carey, Inc. 4% 2/1/25	613	589
		17,287
Real Estate Management & Development - 0.4%
BioMed Realty LP:
2.625% 5/1/19	217	211
3.85% 4/15/16	552	556
4.25% 7/15/22	163	157
6.125% 4/15/20	126	135
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	351
4.1% 10/1/24	401	389
4.55% 10/1/29	401	389
4.95% 4/15/18	281	295
5.7% 5/1/17	1,000	1,047
6% 4/1/16	86	87
Digital Realty Trust LP:
3.95% 7/1/22	396	393
5.25% 3/15/21	201	217
Essex Portfolio LP 5.5% 3/15/17	113	118
Liberty Property LP:
3.375% 6/15/23	185	176
4.125% 6/15/22	177	179
4.4% 2/15/24	418	426
4.75% 10/1/20	394	421
5.5% 12/15/16	12	12
6.625% 10/1/17	281	303
Mack-Cali Realty LP:
2.5% 12/15/17	252	250
3.15% 5/15/23	426	369
4.5% 4/18/22	108	104
7.75% 8/15/19	23	26
Mid-America Apartments LP:
4% 11/15/25	159	159
4.3% 10/15/23	73	74
Post Apartment Homes LP 3.375% 12/1/22	70	68
Prime Property Funding, Inc. 5.7% 4/15/17 (f)	94	98
Reckson Operating Partnership LP 6% 3/31/16	114	116
Tanger Properties LP:
3.75% 12/1/24	300	296
3.875% 12/1/23	160	160
6.125% 6/1/20	478	543
Ventas Realty LP:
1.55% 9/26/16	250	251
3.5% 2/1/25	143	137
4.125% 1/15/26	192	192
4.375% 2/1/45	85	78
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	227
4% 4/30/19	114	119
		9,129

TOTAL FINANCIALS		161,195

HEALTH CARE - 0.9%
Biotechnology - 0.2%
AbbVie, Inc.:
1.75% 11/6/17	358	359
1.8% 5/14/18	1,445	1,443
2.9% 11/6/22	368	360
3.2% 11/6/22	536	531
3.6% 5/14/25	797	790
Amgen, Inc.:
1.25% 5/22/17	378	377
2.2% 5/22/19	969	968
		4,828
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19	147	149
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	1,048	1,043
2% 4/1/18	1,079	1,076
		2,268
Health Care Providers & Services - 0.4%
Aetna, Inc. 2.75% 11/15/22	52	50
Cardinal Health, Inc.:
1.95% 6/15/18	169	169
3.75% 9/15/25	1,000	1,016
Express Scripts Holding Co. 4.75% 11/15/21	458	497
HCA Holdings, Inc.:
3.75% 3/15/19	375	379
4.25% 10/15/19	1,330	1,353
6.5% 2/15/20	2,750	3,042
Medco Health Solutions, Inc. 4.125% 9/15/20	259	273
UnitedHealth Group, Inc.:
3.35% 7/15/22	215	221
3.75% 7/15/25	591	613
		7,613
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	65
4.15% 2/1/24	99	104
		271
Pharmaceuticals - 0.2%
Actavis Funding SCS:
1.85% 3/1/17	1,926	1,931
2.35% 3/12/18	1,358	1,370
3% 3/12/20	466	472
3.45% 3/15/22	810	819
Mylan, Inc. 1.35% 11/29/16	120	119
Perrigo Co. PLC 2.3% 11/8/18	200	197
Perrigo Finance PLC 3.5% 12/15/21	200	196
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Zoetis, Inc.:
1.875% 2/1/18	57	57
3.25% 2/1/23	138	132
		5,413

TOTAL HEALTH CARE		20,393

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	309	347
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	6	6
6.9% 7/2/19	2	2
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	9
8.36% 1/20/19	5	6
		23
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	200
2.625% 9/4/18	589	584
3.75% 2/1/22	505	498
3.875% 4/1/21	387	391
4.25% 9/15/24	336	329
4.75% 3/1/20	338	356
		2,358

TOTAL INDUSTRIALS		2,728

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	131	129
Tyco Electronics Group SA 2.375% 12/17/18	74	74
		203
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 4.375% 5/13/45	1,245	1,251
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (f)	621	626
4.9% 10/15/25 (f)	621	613
6.35% 10/15/45 (f)	621	596
		3,086

TOTAL INFORMATION TECHNOLOGY		3,289

MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	361
4.25% 11/15/20	116	123
		484
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(g)	258	259
6.75% 10/19/75 (f)(g)	641	639
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	360	354
4.875% 11/4/44 (f)	728	607
Freeport-McMoRan, Inc. 2.3% 11/14/17	289	261
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	353
Vale Overseas Ltd.:
4.375% 1/11/22	200	167
6.25% 1/23/17	503	512
		3,152

TOTAL MATERIALS		3,636

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 2.45% 6/30/20	380	374
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	72
6.15% 9/15/19	226	232
Embarq Corp. 7.995% 6/1/36	3,770	3,962
Verizon Communications, Inc.:
1.35% 6/9/17	591	591
2.625% 2/21/20	615	621
4.5% 9/15/20	1,100	1,194
5.012% 8/21/54	1,641	1,555
6.25% 4/1/37	187	212
6.4% 9/15/33	346	404
6.55% 9/15/43	1,127	1,361
		10,607
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	276	278

TOTAL TELECOMMUNICATION SERVICES		10,885

UTILITIES - 0.8%
Electric Utilities - 0.5%
American Electric Power Co., Inc. 1.65% 12/15/17	147	146
American Transmission Systems, Inc. 5% 9/1/44 (f)	99	100
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,201
Dayton Power & Light Co. 1.875% 9/15/16	119	119
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	273	307
6.4% 9/15/20 (f)	850	968
Edison International 3.75% 9/15/17	226	234
Entergy Corp. 4% 7/15/22	600	615
Eversource Energy:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	420
Exelon Corp.:
1.55% 6/9/17	114	114
3.95% 6/15/25	539	546
FirstEnergy Corp.:
2.75% 3/15/18	1,093	1,098
4.25% 3/15/23	1,949	1,977
7.375% 11/15/31	608	734
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	692
IPALCO Enterprises, Inc. 3.45% 7/15/20	944	930
LG&E and KU Energy LLC 3.75% 11/15/20	49	51
Nevada Power Co. 6.5% 5/15/18	165	185
NV Energy, Inc. 6.25% 11/15/20	115	131
Progress Energy, Inc. 4.4% 1/15/21	823	873
TECO Finance, Inc.:
4% 3/15/16	96	97
5.15% 3/15/20	141	154
		11,787
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	121
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	347
		468
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	523	519
Dominion Resources, Inc.:
1.25% 3/15/17	700	696
2.6266% 9/30/66 (g)	823	642
7.5% 6/30/66 (g)	26	23
NiSource Finance Corp.:
5.45% 9/15/20	468	516
6.4% 3/15/18	24	26
6.8% 1/15/19	677	764
PG&E Corp. 2.4% 3/1/19	55	55
Puget Energy, Inc.:
6% 9/1/21	457	519
6.5% 12/15/20	147	169
Sempra Energy:
2.3% 4/1/17	376	379
2.875% 10/1/22	1,154	1,126
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	21	17
		5,451

TOTAL UTILITIES		17,706

TOTAL NONCONVERTIBLE BONDS
(Cost $292,606)		290,625

U.S. Government and Government Agency Obligations - 4.2%
U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$5,913	$5,282
1.375% 2/15/44	6,687	6,969
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	5,725	5,498
0.25% 1/15/25	3,940	3,802

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		21,551

U.S. Treasury Obligations - 3.2%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.18% 1/28/16 to 2/25/16 (h)	2,730	2,729
U.S. Treasury Bonds:
2.875% 8/15/45	9,870	9,650
3% 5/15/45	20,795	20,823
U.S. Treasury Notes:
0.875% 10/15/18	10,830	10,726
1.625% 11/30/20	6,068	6,061
2% 8/15/25	400	392
2.125% 5/15/25 (i)	19,121	18,969

TOTAL U.S. TREASURY OBLIGATIONS		69,350

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $92,393)		90,901

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.6%
2.302% 6/1/36 (g)	8	8
2.5% 1/1/28 to 12/1/29	255	260
2.5% 12/1/30 (e)	600	608
2.557% 6/1/42 (g)	35	36
2.628% 7/1/37 (g)	14	15
2.951% 11/1/40 (g)	16	17
2.98% 9/1/41 (g)	18	19
2.991% 10/1/41 (g)	10	10
3% 1/1/43 to 11/1/45	1,794	1,805
3.243% 7/1/41 (g)	31	33
3.3% 10/1/41 (g)	15	15
3.5% 2/1/26 to 9/1/45	2,636	2,750
3.5% 12/1/45 (e)	1,200	1,243
3.553% 7/1/41 (g)	36	38
4% 1/1/42 to 7/1/45	2,624	2,791
4.5% 12/1/23 to 2/1/45	2,767	3,014
4.5% 12/1/45 (e)	100	108
5% 12/1/39 to 11/1/44	312	347
6% 11/1/35 to 8/1/37	282	321

TOTAL FANNIE MAE		13,438

Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	591	594
3.176% 10/1/35 (g)	15	16
3.211% 9/1/41 (g)	19	20
3.226% 4/1/41 (g)	25	27
3.293% 6/1/41 (g)	23	24
3.451% 5/1/41 (g)	22	23
3.5% 9/1/42 to 8/1/45	1,700	1,761
3.617% 6/1/41 (g)	31	32
3.706% 5/1/41 (g)	27	28
4% 2/1/41 to 9/1/44	547	581
4.5% 3/1/44	168	182
5% 11/1/40 to 6/1/41	589	654
5.5% 6/1/41	1,835	2,053

TOTAL FREDDIE MAC		5,995

Ginnie Mae - 0.1%
3% 6/20/42 to 6/20/45	276	281
3.5% 10/20/42 to 8/20/45	2,020	2,111
4% 9/20/40 to 11/20/45	695	740
4.5% 5/20/41	157	170
5.5% 6/15/35	94	106

TOTAL GINNIE MAE		3,408

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $22,796)		22,841

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.926% 4/25/35 (g)	$30	$27
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.247% 12/25/33 (g)	2	2
Series 2004-R2 Class M3, 1.022% 4/25/34 (g)	4	3
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.001% 3/25/34 (g)	2	2
Series 2004-W11 Class M2, 1.247% 11/25/34 (g)	25	25
Series 2004-W7 Class M1, 1.022% 5/25/34 (g)	27	25
Series 2006-W4 Class A2C, 0.357% 5/25/36 (g)	52	19
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.022% 4/25/34 (g)	77	69
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	285	285
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.337% 12/25/36 (g)	82	55
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (f)	15	15
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	1,000	1,005
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.676% 4/25/34 (g)	3	3
Series 2004-4 Class M2, 0.992% 6/25/34 (g)	5	4
Series 2004-7 Class AF5, 5.868% 1/25/35	98	101
Fannie Mae Series 2004-T5 Class AB3, 1.0288% 5/28/35 (g)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.372% 8/25/34 (g)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.022% 3/25/34 (g)	0	0
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	615	614
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.932% 1/25/35 (g)	43	37
Class M4, 1.217% 1/25/35 (g)	16	9
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7732% 2/25/47 (f)(g)	45	41
GE Business Loan Trust Series 2006-2A:
Class A, 0.377% 11/15/34 (f)(g)	19	18
Class B, 0.477% 11/15/34 (f)(g)	7	6
Class C, 0.577% 11/15/34 (f)(g)	11	10
Class D, 0.947% 11/15/34 (f)(g)	4	4
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.511% 8/25/33 (g)	20	19
Series 2003-5 Class A2, 0.921% 12/25/33 (g)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.387% 1/25/37 (g)	56	36
Invitation Homes Trust Series 2015-SFR3 Class E, 3.9468% 8/17/32 (f)(g)	163	160
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.327% 11/25/36 (g)	8	8
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.6564% 12/27/29 (g)	5	5
Series 2006-A Class 2C, 1.4764% 3/27/42 (g)	43	22
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.497% 5/25/37 (g)	15	0
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.172% 7/25/34 (g)	2	2
Series 2006-FM1 Class A2B, 0.331% 4/25/37 (g)	9	9
Series 2006-OPT1 Class A1A, 0.717% 6/25/35 (g)	35	34
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.877% 8/25/34 (g)	3	2
Series 2005-NC1 Class M1, 0.857% 1/25/35 (g)	12	11
Series 2005-NC2 Class B1, 1.952% 3/25/35 (g)	9	0
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.707% 9/25/35 (g)	65	57
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.072% 9/25/34 (g)	24	23
Class M4, 2.372% 9/25/34 (g)	31	20
Series 2005-WCH1 Class M4, 1.442% 1/25/36 (g)	67	60
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.997% 4/25/33 (g)	0	0
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	223	224
Series 2015-1 Class A3, 1.27% 2/15/19	1,441	1,440
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.992% 3/25/35 (g)	34	32
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2872% 6/15/33 (g)	28	27
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.946% 9/25/34 (g)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.057% 9/25/34 (g)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8871% 4/6/42 (f)(g)	60	31
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1199% 10/25/44 (f)(g)	81	81
TOTAL ASSET-BACKED SECURITIES
(Cost $4,338)		4,700

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.781% 1/25/35 (g)	46	44
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6605% 10/25/34 (g)	19	19
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4068% 12/20/54 (f)(g)	271	271
Series 2006-2 Class C1, 1.1468% 12/20/54 (g)	242	242
Series 2006-3 Class C2, 1.2068% 12/20/54 (g)	50	50
Series 2006-4:
Class C1, 0.9668% 12/20/54 (g)	103	103
Class M1, 0.5468% 12/20/54 (g)	44	44
Series 2007-1:
Class 1C1, 0.8068% 12/20/54 (g)	84	84
Class 1M1, 0.5068% 12/20/54 (g)	54	54
Class 2C1, 1.0668% 12/20/54 (g)	38	38
Class 2M1, 0.7068% 12/20/54 (g)	70	70
Series 2007-2 Class 2C1, 1.0573% 12/17/54 (g)	97	97
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7672% 1/20/44 (g)	19	19
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5863% 8/25/36 (g)	43	36
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.407% 5/25/47 (g)	16	15
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.391% 2/25/37 (g)	28	25
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.487% 7/25/35 (g)	42	40
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5469% 6/10/35 (f)(g)	8	7
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (g)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5832% 4/25/33 (g)	5	5

TOTAL PRIVATE SPONSOR		1,264

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	2	2
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H21 Class JA, 2.5% 6/20/65 (j)	926	941

TOTAL U.S. GOVERNMENT AGENCY		943

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,225)		2,207

Commercial Mortgage Securities - 1.8%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4559% 2/14/43 (g)(k)	16	0
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.9975% 5/10/45 (g)	144	144
Series 2006-3 Class A4, 5.889% 7/10/44 (g)	1,742	1,752
Series 2006-6 Class A3, 5.369% 10/10/45	118	119
Series 2006-4 Class A1A, 5.617% 7/10/46 (g)	831	841
Series 2007-2 Class A4, 5.6199% 4/10/49 (g)	2,705	2,791
Series 2007-3 Class A4, 5.5616% 6/10/49 (g)	688	713
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	241	249
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 1.7958% 5/15/32 (f)(g)	3,264	3,232
Class C, 2.2458% 5/15/32 (f)(g)	435	429
Class D, 3.0958% 5/15/32 (f)(g)	228	225
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.496% 12/25/33 (f)(g)	1	1
Series 2005-4A:
Class A2, 0.611% 1/25/36 (f)(g)	34	30
Class B1, 1.621% 1/25/36 (f)(g)	1	1
Class M1, 0.671% 1/25/36 (f)(g)	11	9
Class M2, 0.691% 1/25/36 (f)(g)	3	3
Class M3, 0.721% 1/25/36 (f)(g)	5	4
Class M4, 0.831% 1/25/36 (f)(g)	3	2
Class M5, 0.871% 1/25/36 (f)(g)	3	2
Class M6, 0.921% 1/25/36 (f)(g)	3	2
Series 2006-3A Class M4, 0.651% 10/25/36 (f)(g)	1	0
Series 2007-1 Class A2, 0.491% 3/25/37 (f)(g)	19	16
Series 2007-2A:
Class A1, 0.491% 7/25/37 (f)(g)	20	17
Class A2, 0.541% 7/25/37 (f)(g)	18	15
Class M1, 0.591% 7/25/37 (f)(g)	7	5
Class M2, 0.631% 7/25/37 (f)(g)	3	2
Class M3, 0.711% 7/25/37 (f)(g)	3	2
Series 2007-3:
Class A2, 0.511% 7/25/37 (f)(g)	21	17
Class M1, 0.531% 7/25/37 (f)(g)	4	3
Class M2, 0.561% 7/25/37 (f)(g)	4	3
Class M3, 0.591% 7/25/37 (f)(g)	6	3
Class M4, 0.721% 7/25/37 (f)(g)	10	3
Class M5, 0.821% 7/25/37 (f)(g)	5	1
Series 2007-4A Class M1, 1.147% 9/25/37 (f)(g)	7	1
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7049% 6/11/40 (g)	36	37
Series 2006-T22 Class A4, 5.6179% 4/12/38 (g)	4	4
Series 2007-PW18 Class X2, 0.3004% 6/11/50 (f)(g)(k)	3,453	0
C-BASS Trust floater Series 2006-SC1 Class A, 0.491% 5/25/36 (f)(g)	10	9
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1958% 12/15/27 (f)(g)	188	187
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (f)(g)	446	454
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	101	102
Series 2007-CD4 Class A4, 5.322% 12/11/49	2,376	2,429
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.047% 4/15/17 (f)(g)	6	6
sequential payer Series 2006-C7 Class A1A, 5.7532% 6/10/46 (g)	198	200
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	65	68
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(g)(k)	0	0
CSMC Series 2015-TOWN:
Class B, 2.097% 3/15/17 (f)(g)	104	103
Class C, 2.4458% 3/15/17 (f)(g)	101	100
Class D, 3.397% 3/15/17 (f)(g)	153	152
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (f)(g)	510	513
Class CFX, 3.4949% 12/15/19 (f)(g)	433	428
Class DFX, 3.4949% 12/15/19 (f)(g)	367	356
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,968	2,033
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8193% 7/10/38 (g)	2,371	2,387
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	67	67
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	100	100
Class DFX, 4.4065% 11/5/30 (f)	765	765
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.477% 11/15/18 (f)(g)	5	5
Class F, 0.527% 11/15/18 (f)(g)	14	14
Class G, 0.557% 11/15/18 (f)(g)	13	12
Class H, 0.697% 11/15/18 (f)(g)	10	9
Series 2014-BXH:
Class C, 1.847% 4/15/27 (f)(g)	130	130
Class D, 2.447% 4/15/27 (f)(g)	277	276
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	471	478
Class A4, 5.552% 5/12/45	144	146
Series 2006-CB17 Class A4, 5.429% 12/12/43	229	233
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	180	183
Series 2006-LDP9 Class A3, 5.336% 5/15/47	30	30
Series 2007-CB18 Class A4, 5.44% 6/12/47	66	68
Series 2007-CB19 Class A4, 5.695% 2/12/49 (g)	1,124	1,168
Series 2007-LD11 Class A4, 5.7741% 6/15/49 (g)	790	813
Series 2007-LDPX Class A3, 5.42% 1/15/49	514	528
Series 2006-LDP7 Class A4, 6.1047% 4/15/45 (g)	631	635
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	4	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0966% 7/15/44 (g)	201	211
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	34
Series 2006-C7 Class A2, 5.3% 11/15/38	23	23
Series 2007-C1 Class A4, 5.424% 2/15/40	522	536
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	74	76
Series 2007-C7 Class A3, 5.866% 9/15/45	433	459
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.414% 1/12/44 (f)(g)	65	65
Series 2007-C1 Class A4, 5.8373% 6/12/50 (g)	354	367
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (g)	33	34
Class ASB, 5.133% 12/12/49 (g)	1	1
Series 2007-5 Class A4, 5.378% 8/12/48	56	57
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	550	569
Series 2007-7 Class A4, 5.7427% 6/12/50 (g)	244	255
Series 2007-6 Class B, 5.635% 3/12/51 (g)	75	23
Series 2007-8 Class A3, 5.8772% 8/12/49 (g)	65	68
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.397% 7/15/19 (f)(g)	16	16
Series 2007-XLFA:
Class D, 0.3858% 10/15/20 (f)(g)	13	13
Class E, 0.4458% 10/15/20 (f)(g)	38	38
Class F, 0.4958% 10/15/20 (f)(g)	23	23
Class G, 0.5358% 10/15/20 (f)(g)	28	28
Class H, 0.6258% 10/15/20 (f)(g)	18	17
Class J, 0.7758% 10/15/20 (f)(g)	10	10
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	4	4
Series 2006-IQ11 Class A4, 5.7565% 10/15/42 (g)	7	7
Series 2007-IQ14 Class A4, 5.692% 4/15/49	2,968	3,077
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	721	894
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7993% 9/15/21 (f)(g)	13	13
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	302	307
Series 2006-C29 Class A1A, 5.297% 11/15/48	258	266
Series 2007-C30 Class A5, 5.342% 12/15/43	2,086	2,150
Series 2007-C31 Class A4, 5.509% 4/15/47	1,245	1,295
Series 2007-C32 Class A3, 5.7127% 6/15/49 (g)	235	243
Series 2007-C33:
Class A4, 5.9524% 2/15/51 (g)	1,273	1,322
Class A5, 5.9524% 2/15/51 (g)	50	53
Series 2005-C22 Class B, 5.3981% 12/15/44 (g)	166	166
Series 2006-C26 Class A1A, 6.009% 6/15/45 (g)	382	387
Series 2006-C27 Class A1A, 5.749% 7/15/45 (g)	693	700
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $40,096)		39,673

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$70	$100
7.3% 10/1/39	535	758
7.5% 4/1/34	465	659
7.55% 4/1/39	1,375	2,031
7.6% 11/1/40	895	1,345
7.625% 3/1/40	2,275	3,351
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	79
Series 2010 C1, 7.781% 1/1/35	1,030	1,140
Series 2012 B, 5.432% 1/1/42	105	93
6.314% 1/1/44	515	500
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	280	285
4.95% 6/1/23	610	613
5.1% 6/1/33	6,465	6,132
Series 2010 5, 6.2% 7/1/21	280	301
Series 2010-1, 6.63% 2/1/35	1,325	1,371
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	1,350	1,419
7.35% 7/1/35	565	620
Series 2011:
4.961% 3/1/16	35	35
5.365% 3/1/17	15	15
5.665% 3/1/18	410	431
5.877% 3/1/19	1,320	1,416
Series 2013:
2.69% 12/1/17	110	109
3.14% 12/1/18	115	114
TOTAL MUNICIPAL SECURITIES
(Cost $23,249)		22,928

Bank Notes - 0.4%
Bank of America NA:
1.65% 3/26/18	761	760
5.3% 3/15/17	420	439
Capital One NA 1.65% 2/5/18	2,362	2,343
Discover Bank:
(Delaware) 3.2% 8/9/21	598	592
3.1% 6/4/20	782	790
KeyBank NA 2.25% 3/16/20	1,500	1,490
Marshall & Ilsley Bank 5% 1/17/17	259	268
Regions Bank 7.5% 5/15/18	1,282	1,433
TOTAL BANK NOTES
(Cost $8,072)		8,115
	Shares	Value (000s)

Fixed-Income Funds - 6.9%
Fidelity High Income Central Fund 2 (l)	383,349	$40,225
Fidelity Mortgage Backed Securities Central Fund (l)	1,007,382	109,785
TOTAL FIXED-INCOME FUNDS
(Cost $145,697)		150,010

Money Market Funds - 8.1%
Fidelity Cash Central Fund, 0.18% (m)	170,139,259	170,139
Fidelity Securities Lending Cash Central Fund, 0.22% (m)(n)	7,408,875	7,409
TOTAL MONEY MARKET FUNDS
(Cost $177,548)		177,548
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,978,452)		2,188,006
NET OTHER ASSETS (LIABILITIES) - 0.0%		(883)
NET ASSETS - 100%		$2,187,123

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 12/1/45	$(200)	$(201)
4% 12/1/45	(200)	(212)
TOTAL TBA SALE COMMITMENTS
(Proceeds $411)		$(413)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
562 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	58,442	$1,397

The face value of futures purchased as a percentage of Net Assets is 2.7%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	USD $15	$(14)	$0	$(14)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,042,000 or 0.0% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,101,000 or 2.4% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,729,000.

 (i) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $10,000.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$311
MongoDB, Inc. Series F, 8.00%	10/2/13	$281

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$48
Fidelity High Income Central Fund 2	633
Fidelity Mortgage Backed Securities Central Fund	644
Fidelity Securities Lending Cash Central Fund	10
Total	$1,335

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$36,370	$5,628	$--	$40,225	5.3%
Fidelity Mortgage Backed Securities Central Fund	109,407	10,625	10,003	109,785	2.0%
Total	$145,777	$16,253	$10,003	$150,010

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$206,982	$206,071	$--	$911
Consumer Staples	132,725	131,375	1,350	--
Energy	95,313	94,485	828	--
Financials	212,611	212,611	--	--
Health Care	202,959	202,959	--	--
Industrials	124,347	124,347	--	--
Information Technology	283,301	281,075	2,095	131
Materials	54,533	54,533	--	--
Telecommunication Services	30,435	30,435	--	--
Utilities	35,252	35,252	--	--
Corporate Bonds	290,625	--	290,625	--
U.S. Government and Government Agency Obligations	90,901	--	90,901	--
U.S. Government Agency - Mortgage Securities	22,841	--	22,841	--
Asset-Backed Securities	4,700	--	4,669	31
Collateralized Mortgage Obligations	2,207	--	2,207	--
Commercial Mortgage Securities	39,673	--	39,673	--
Municipal Securities	22,928	--	22,928	--
Bank Notes	8,115	--	8,115	--
Fixed-Income Funds	150,010	150,010	--	--
Money Market Funds	177,548	177,548	--	--
Total Investments in Securities:	$2,188,006	$1,700,701	$486,232	$1,073
Derivative Instruments:
Assets
Futures Contracts	$1,397	$1,397	$--	$--
Total Assets	$1,397	$1,397	$--	$--
Liabilities
Swaps	$(14)	$--	$(14)	$--
Total Liabilities	$(14)	$--	$(14)	$--
Total Derivative Instruments:	$1,383	$1,397	$(14)	$--
Other Financial Instruments:
TBA Sale Commitments	$(413)	$--	$(413)	$--
Total Other Financial Instruments:	$(413)	$--	$(413)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,981,630,000. Net unrealized appreciation aggregated $206,376,000, of which $275,214,000 related to appreciated investment securities and $68,838,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016